Investments (Details) - Schedule of Changes in Investments - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Investments (Details) - Schedule of Changes in Investments [Line Items]
Opening balance	R$ 2,591	R$ 7,642	R$ 5,609
Capital increase	(4,865)	1,994
Share of profit of a joint venture	(70)	(31)
Effect from conversion	(116)	70
Ending balance	2,591	7,642	5,609
Cresca [Member]
Investments (Details) - Schedule of Changes in Investments [Line Items]
Opening balance	1,335	1,521	1,482
Capital increase
Share of profit of a joint venture	(70)	(31)
Effect from conversion	(116)	70
Ending balance	1,335	1,521	1,482
Agrofy [Member]
Investments (Details) - Schedule of Changes in Investments [Line Items]
Opening balance	1,256	6,121	4,127
Capital increase	(4,865)	1,994
Share of profit of a joint venture
Effect from conversion
Ending balance	R$ 1,256	R$ 6,121	R$ 4,127